SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Authorized share capital	50,000,000	50,000,000
Issued and outstanding	13,217,017	13,240,913